Financial Instruments and Management of Financial Risks (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and cash equivalents	$ 37,934	$ 18,996	$ 584	$ 66,875
Prepaid expenses and receivables	12,153	3,968
Financial assets	50,087	22,964
Financial liabilities
Trade accounts Payables	50,989	5,872
Related Party loans	181,607	194,900
Accrued liabilities	64,704	14,965
Financial liabilities	$ 297,300	$ 215,737